Filed with the U.S. Securities and Exchange Commission on February 29, 2012

1940 Act Registration No.  811-08270
1933 Act File No. 33-73792
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	37	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	40	[	X	]

(Check appropriate box or boxes.)

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

601 Union Street, Suite 2801
Seattle, WA 98101
(Address of Principal Executive Office)

(206) 518-6600
(Registrant’s Telephone Number, Including Area Code)

Melodie B. Zakaluk
Rainier Investment Management, Inc.
601 Union Street, Suite 2801
Seattle, WA 98101
(Name and address of agent for Service)

copies to:
David A. Hearth
Paul Hastings LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On March 28, 2012 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	X	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 36 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on December 23, 2011, and pursuant to Rule 485(a)(1) would become effective on March 7, 2012.

This Post-Effective Amendment No. 37 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 28, 2012 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 37 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused Post-Effective Amendment No. 37 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Seattle, State of Washington, on the 29th day of February, 2012.

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

/s/ Melodie B. Zakaluk
Melodie B. Zakaluk
Chief Executive Officer, President, Chief Financial Officer and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Melodie B. Zakaluk	Trustee, Chief Executive Officer, President, Chief Financial Officer and Treasurer	February 29, 2012
Melodie B. Zakaluk

/s/ Gary L. Sundem*	Trustee	February 29, 2012
Gary L. Sundem

/s/ James E. Diamond, Jr.*	Trustee	February 29, 2012
James E. Diamond, Jr.

/s/ John W. Ferris*	Trustee	February 29, 2012
John W. Ferris

* By /s/ Melodie B. Zakaluk
Melodie B. Zakaluk Chief Executive Officer, President,
Chief Financial Officer and Treasurer, Attorney-in-fact pursuant to the power of attorney filed on July 29, 2011.